Nature of business and organization (Tables)	12 Months Ended
Jun. 30, 2012
Nature Of Business and Organization [Abstract]
Schedule of activities of the company's entities

Name	Background	Ownership
Top Favour	• A British Virgin Islands company • Incorporated on July 2, 2008	100%
Hongyuan	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on March 18, 2009 • Registered capital of $3 million fully funded	100%
Hongli

•     A PRC limited liability company

•     Incorporated on June 5, 1996

•     Initial registered capital of $1,055,248 or 8,808,000 Renminbi (“RMB”), further increased to $4,001,248 (RMB 28,080,000) on August 26, 2010, fully funded

•     85.40% of equity interests held by Jianhua Lv, the Company’s Chief Executive Officer (“CEO”) and Chairman of the Board of Directors

•     Operates a branch, Baofeng Coking Factory (“Baofeng Coking”)

		VIE by contractual arrangements (1)
Baofeng Hongchang Coal Co., Ltd. (“Hongchang Coal”)	• A PRC limited liability company • Incorporated on July 19, 2007 • Registered capital of $396,000 (RMB 3,000,000) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Shunli Coal Co., Ltd.(“Shunli Coal”)	• A PRC limited liability company • Incorporated on August 13, 2009 • Registered capital of $461,700 (RMB3,000,000) fully funded • Acquired by Hongchang Coal on May 20, 2011	VIE by contractual arrangements as a wholly-owned subsidiary of Hongchang Coal

Baofeng Hongguang Power Co., Ltd. (“Hongguang Power”)	• A PRC limited liability company • Incorporated on August 1, 2006 • Registered capital of $2,756,600 (RMB 22,000,000) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Xingsheng Coal Co., Ltd. (“ Xingsheng Coal”)	• A PRC limited liability company • Incorporated on December 6, 2007 • Registered capital of $559,400 (RMB 3,634,600) fully funded • 60% of equity ownership acquired by Hongli on May 20, 2011	VIE by contractual arrangements as a 60% owned subsidiary of Hongli
Baofeng Shuangrui Coal Co., Ltd. ( “Shuangrui Coal”)

•     A PRC limited liability company

•     Incorporated on March 17, 2009

•     Registered capital of $620,200 (RMB4,029,960) fully funded

•     60% of equity ownership acquired by Hongli on May 20, 2011

•     100% of equity ownership acquired by Hongchang Coal on June 20, 2012

VIE by contractual arrangements as a wholly-owned subsidiary of Hongchang Coal
Zhonghong Energy Investment Company (“Zhonghong”)

•     A PRC company

•     Incorporated on December 30, 2010

•     Registered capital of $7,842,800 (RMB51,000,000) fully funded equity interests of 100% held by three nominees on behalf of Hongli pursuant to share entrustment agreements

VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Hongrun Coal Chemical Co., Ltd. (“Hongrun”)	• A PRC limited liability company • Incorporated on May 17, 2011 • Registered capital of $ 4,620,000 (RMB30 million) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli

(1)	On March 18, 2009, Hongyuan entered into certain exclusive agreements with Hongli and its equity owners. Pursuant to these agreements, Hongyuan provides exclusive consulting services to Hongli in return for a consulting services fee which is equal to Hongli’s net profits. In addition, Hongli’s equity owners have pledged their equity interests in Hongli to Hongyuan, irrevocably granted Hongyuan an exclusive option to purchase all or part of the equity interests in Hongli and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by Hongyuan.

Schedule of financial data of Hongli and its subsidiaries

	June 30, 2012	June 30, 2011
Total current assets	$58,535,803	$49,774,889
Total assets	$184,771,289	$166,989,770
Total current liabilities	$53,633,472	$78,860,160
Total liabilities	$90,065,472	$78,860,160